INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)	The income tax benefit (provision) consists of the following:

	2016	2015

Current	$(1,633,000)	$(1,468,000)
Deferred	568,000	346,000
Change in valuation allowance	1,065,000	1,122,000

	$—	$—

Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate

The reconciliation of the statutory federal rate to the Company’s effective income tax rate is as follows:

	2016		2015

	Amount	%	Amount	%

Income tax benefit at U.S. federal income tax rate	$(1,499,000)	(34)	$(1,647,000)	(34)
State tax, net of federal tax effect	(397,000)	(9)	(436,000)	(9)
Non-deductible share-based compensation	831,000	19	961,000	20
Other non-deductible	—	—	—	—
Change in valuation allowance	1,065,000	24	1,122,000	23

	$—	—	$—	—

Schedule of Components of Deferred Tax Assets

The components of deferred tax assets as of December 31, 2016 and 2015 are as follows:

	2016	2015

Deferred tax asset for NOL carryforwards	$14,676,000	$13,043,000
Share-based compensation	2,649,000	3,217,000
Accrued expenses	—	—
Valuation allowance	(17,325,000)	(16,260,000)

	$—	$—